UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lanexa Management, LLC

Address:  101 Park Avenue, 21st Floor
          New York, NY 10178


13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Brebbia
Title:  Chief Financial Officer
Phone:  212-716-2655


Signature, Place and Date of Signing:

/s/ Joel Brebbia                New York, New York          February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            49

Form 13F Information Table Value Total:            117,106
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                       Name
--------------------                      -----

(1)  028-XXXXX                             Lanexa Global Master Fund, Ltd.


                                                 FORM 13F INFORMATION TABLE
                                                    LANEXA MANAGEMENT, LLC



COLUMN 1                        COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7        COLUMN 8

                                TITLE                     VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN CALL    DISCRETION    MNGRS     SOLE   SHARED NONE
A123 SYS INC                    COM            03739T108     292      30,589  SH        SHARED-DEFINED   (1)      30,589
AMAZON COM INC                  COM            023135106     900       5,000  SH        SHARED-DEFINED   (1)       5,000
ANCESTRY COM INC                COM            032803108   3,398     120,000  SH        SHARED-DEFINED   (1)     120,000
APPLE INC                       COM            037833100   6,451      20,000  SH        SHARED-DEFINED   (1)      20,000
ATMEL CORP                      COM            049513104   3,696     300,000  SH        SHARED-DEFINED   (1)     300,000
AUTHENTEC INC                   COM            052660107     404     161,625  SH        SHARED-DEFINED   (1)     161,625
AUTODESK INC                    COM            052769106   1,146      30,000  SH        SHARED-DEFINED   (1)      30,000
BIGBAND NETWORKS INC            COM            089750509   2,259     806,654  SH        SHARED-DEFINED   (1)     806,654
BROADCOM CORP                   COM            111320107   4,359     100,100  SH        SHARED-DEFINED   (1)     100,100
CALLIDUS SOFTWRE                COM            13123E500   2,541     503,167  SH        SHARED-DEFINED   (1)     503,167
CAVIUM NETWORKS INC             COM            14965A101     754      20,000  SH        SHARED-DEFINED   (1)      20,000
CISCO SYS INC                   COM            17275R102   2,023     100,000  SH        SHARED-DEFINED   (1)     100,000
DEALERTRACK HLDGS INC           COM            242309102   1,505      75,000  SH        SHARED-DEFINED   (1)      75,000
DIGITALGLOBE INC                COM            25389M877   6,199     195,486  SH        SHARED-DEFINED   (1)     195,486
ECHO GLOBAL LOGISTICS INC       COM            27875T101   2,047     170,000  SH        SHARED-DEFINED   (1)     170,000
ELECTRONIC ARTS INC             COM            285512109   4,095     250,000  SH        SHARED-DEFINED   (1)     250,000
E M C CORP MASS                 COM            268648102   4,008     175,000  SH        SHARED-DEFINED   (1)     175,000
EMULEX CORP                     COM            292475209   3,966     340,120  SH        SHARED-DEFINED   (1)     340,120
FORMFACTOR INC                  COM            346375108   1,313     147,900  SH        SHARED-DEFINED   (1)     147,900
FORTINET INC                    COM            34959E109     324      10,000  SH        SHARED-DEFINED   (1)      10,000
GOOGLE INC                      COM            38259P508   5,346       9,000  SH        SHARED-DEFINED   (1)       9,000
GUIDANCE SOFTWARE INC           COM            401692108   4,689     652,164  SH        SHARED-DEFINED   (1)     652,164
HARMAN INTL INDS INC            COM            413086109   2,778      60,000  SH        SHARED-DEFINED   (1)      60,000
IMMERSION CORP                  COM            452521107   3,585     534,344  SH        SHARED-DEFINED   (1)     534,344
JUNIPER NETWORKS INC            COM            48203R104   2,215      60,000  SH        SHARED-DEFINED   (1)      60,000
KLA-TENCOR CORP                 COM            482480100   3,864     100,000  SH        SHARED-DEFINED   (1)     100,000
LIMELIGHT NETWORKS  INC         COM            53261M104     407      70,000  SH        SHARED-DEFINED   (1)      70,000
LIVEPERSON INC                  COM            538146101     339      30,000  SH        SHARED-DEFINED   (1)      30,000
MAXLINEAR INC                   COM            57776J100   2,056     191,082  SH        SHARED-DEFINED   (1)     191,082
MEDIAMIND TECHOLOGIES INC       COM            58449C100      41       3,000  SH        SHARED-DEFINED   (1)       3,000
MICRON TECHNOLOGY INC           COM            595112103     802     100,000  SH        SHARED-DEFINED   (1)     100,000
MONSTER WORLDWIDE INC           COM            611742107     709      30,000  SH        SHARED-DEFINED   (1)      30,000
NETAPP INC                      COM            64110D104   2,198      40,000  SH        SHARED-DEFINED   (1)      40,000
NOKIA CORP                      SPONSORED ADR  654902204   1,290     125,000  SH        SHARED-DEFINED   (1)     125,000
NOVATEL WIRELESS INC            COM            66987M604   1,485     155,530  SH        SHARED-DEFINED   (1)     155,530
PMC-SIERRA INC                  COM            69344F106     430      50,000  SH        SHARED-DEFINED   (1)      50,000
QLIK TECHNOLOGIES INC           COM            74733T105     828      32,000  SH        SHARED-DEFINED   (1)      32,000
QUALCOMM INC                    COM            747525103   6,681     135,000  SH        SHARED-DEFINED   (1)     135,000
SANDISK CORP                    COM            80004C101   2,064      41,388  SH        SHARED-DEFINED   (1)      41,388
SEACHANGE INTL INC              COM            811699107   2,045     239,229  SH        SHARED-DEFINED   (1)     239,229
SEMILEDS CORP                   COM            816645105     145       5,000  SH        SHARED-DEFINED   (1)       5,000
SKYWORKS SOLUTIONS INC          COM            83088M102   1,432      50,000  SH        SHARED-DEFINED   (1)      50,000
TERADATA CORP DEL               COM            88076W103   4,116     100,000  SH        SHARED-DEFINED   (1)     100,000
TERREMARK WORLDWIDE INC         COM            881448203   3,885     300,000  SH        SHARED-DEFINED   (1)     300,000
THQ INC                         COM            872443403     758     125,000  SH        SHARED-DEFINED   (1)     125,000
ULTRATECH INC                   COM            904034105   4,482     225,466  SH        SHARED-DEFINED   (1)     225,466
VARIAN SEMICONDUCTOR  EQUIPTMN  COM            922207105   2,784      75,300  SH        SHARED-DEFINED   (1)      75,300
VERIGY LTD                      COM            Y93691106   1,305     100,266  SH        SHARED-DEFINED   (1)     100,266
VMWARE INC                      COM            928563402   2,667      30,000  SH        SHARED-DEFINED   (1)      30,000


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